UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	   Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 October 30, 2007

Additional Information: The investment manager, Himanshu H. Shah, does not participate in proxy voting for positions listed under column 8 in the section denoting no proxy voting. The client, Pennsylvania Public School Employees Retirement System votes on proxies relevant to the securities that we buy on their behalf.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: 134,618


List of Other Included Managers:	NONE

                                       FORM 13F INFORMATION TABLE

    COLUMN 1             COLUMN 2      COLUMN 3 COLUMN 4  COLUMN 5        COLUMN 6   COLUMN 7COLUMN 8

                                                  VALUE    SHRS OR    SH/ INVESTMENT OTHER   VOTING AUTHORITY
 NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000)   PRN AMT    PRN DISCRETION MANAGERS SOLE SHARED  NONE
ABITIBI-CONSOLIDATED INC COM           003924 10     4648    2656250 SH   SOLE               2486250     170000.0
AEGON N V                ORD AMER REG  007924 10     3972     208679 SH   SOLE               187527      21152.00
BRILLIANCE CHINA AUTO HLDSPONSORED ADR 10949Q 10     6924    2231630 SH   SOLE               231630      2000000.
CELESTICA INC            SUB VTG SHS   15101Q 10     8221    1345579 SH   SOLE               1250579     95000.00
CHINA TELECOM CORP LTD   SPON ADR H SHS169426 10     7021   91794.64 SH   SOLE                81795      10000.00
CHINA UNICOM LTD         SPONSORED ADR 16945R 10     9141     438670 SH   SOLE               403670      35000.00
CHINA YUCHAI INTL LTD    COM           G21082 10    12481    1258248 SH   SOLE               1203248     55000.00
CHIQUITA BRANDS INTL INC COM           170032 80     9955     628875 SH   SOLE               588875      40000.00
KT CORP                  SPONSORED ADR 48268K 10     5620     224376 SH   SOLE               214376      10000.00
LEAPFROG ENTERPRISES INC CL A          52186N 10     5177     627540 SH   SOLE               582540      45000.00
LEGG MASON INC           COM           524901105      421  5,000.000 SH   SOLE                    0       5000.00
LG PHILIP LCD CO LTD     SPONS ADR REP 50186V 10     5963     249100 SH   SOLE               214100      35000.00
MARSH & MCLENNAN COS INC COM           571748 10     2407      94420 SH   SOLE                72420      22000.00
MILACRON INC             COM           598709 10     1910     268271 SH   SOLE               268271      N/A
MITSUBISHI UFJ FINL GROUPSPONSORED ADR 606822 10     3859     425035 SH   SOLE               375035         50000
NEC CORP                 ADR           629050 20     3698  780126.65 SH   SOLE               710127      70000.00
NEW YORK TIMES CO        CL A          650111 10     1533      77600 SH   SOLE                52600      25000.00
NTT DOCOMO INC           SPONS ADR     62942M 20     2924     175630 SH   SOLE               175330        300.00
QIMONDA                  SPONS ADR     746904101     6514     576490 SH   SOLE               536490      40000.00
QUINGLING MOTORS COMPANY-COM           6718158       2607    9936000                         9936000     N/A
ROYAL DUTCH SHELL PLC    SPONS ADR A   780259 20     3487      42433 SH   SOLE                42433      N/A
SANMINA-SCI CORP         COM           800907107     2455    1158400                         1008400       150000
SANYO ELECTRIC CO LTD    COM           803038306     1495     307040                         152040        155000
SCOR SA                  SPONSORED ADR 80917Q 10     4415    1515018 SH   SOLE               1499740        15278
SIFY LIMITED             SPONSORED ADR 82655M107     3999     470533 SH   SOLE               450533      20000.00
TECHNIP NEW              SPONSORED ADR 878546 20     4753   53624.55 SH   SOLE                46625       7000.00
UTSTARCOM INC            COM           918076 10     9018    2464074 SH   SOLE               2364074     100000.0
                                                   134618

</SEC-DOCUMENT>